Document and Entity Information	0 Months Ended
Mar. 22, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar 22, 2013
Registrant Name	SEASONS SERIES TRUST
Central Index Key	0001003239
Amendment Flag	false
Document Creation Date	Mar 22, 2013
Document Effective Date	Mar 22, 2013
Prospectus Date	Jul 30, 2012

International Equity Portfolio | International Equity Portfolio
International Equity Portfolio

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 30, 2012

On March 21, 2013, the Board of Trustees of Seasons Series Trust approved a Sub-Sub-Advisory Agreement between Janus Capital Management, LLC (“Janus”) and Janus Capital Singapore Pte. Limited (“JCSL”) with respect to the International Equity Portfolio (the “Portfolio”). There will be no increase to the Portfolio’s fees or expenses as a result of the approval.

Effective immediately, in the section titled “PERFORMANCE INFORMATION,” the following is inserted after the first full paragraph:

Janus Capital Singapore Pte. Limited (“JCSL”) began to serve as a sub-sub-adviser to the Portfolio pursuant to a Sub-Sub-Advisory Agreement between Janus Capital Management, LLC (“Janus”) and JCSL effective March 21, 2013.

Label	Element	Value
International Equity Portfolio | International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001003239_SupplementTextBlock

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 30, 2012

On March 21, 2013, the Board of Trustees of Seasons Series Trust approved a Sub-Sub-Advisory Agreement between Janus Capital Management, LLC (“Janus”) and Janus Capital Singapore Pte. Limited (“JCSL”) with respect to the International Equity Portfolio (the “Portfolio”). There will be no increase to the Portfolio’s fees or expenses as a result of the approval.

Risk/Return [Heading]	rr_RiskReturnHeading	International Equity Portfolio
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective immediately, in the section titled “PERFORMANCE INFORMATION,” the following is inserted after the first full paragraph:

Janus Capital Singapore Pte. Limited (“JCSL”) began to serve as a sub-sub-adviser to the Portfolio pursuant to a Sub-Sub-Advisory Agreement between Janus Capital Management, LLC (“Janus”) and JCSL effective March 21, 2013.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 30, 2012